Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Disclosures
Schedule of remuneration of the directors and other members of key management personnel

	December 31,	December 31,
	2025	2024
Short-term employee benefits	$1,215,000	$451,126
Share-based payments	386,065	159,840
	$1,601,065	$610,966